Revenue and other income - Disclosure of revenue from collaboration and licensing agreements (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements	€ 8,293	€ 35,344
Proceeds from collaboration and licensing agreements
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements	7,396	34,728
Monalizumab agreement (AstraZeneca)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements	2,994	9,503
Agreement with Sanofi, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements	4,000	2,000
Agreement with Sanofi, 2022 - ANKET IPH62
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements	199	18,672
Agreement With Sanofi 2022 - ANKET IPH67
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements	203	0
Takeda agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements	0	4,553
Invoicing of R&D costs (IPH5201 agreement)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements	€ 897	€ 616